Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 4,601	$ 5,017	$ 4,882	$ 5,384
Restricted cash	690	837
Trade receivables	656	623
Financing receivables	18,939	18,662	19,116
Inventories, net	6,965	5,609
Property, plant and equipment, net	6,794	6,397
Investments in unconsolidated subsidiaries and affiliates	532	487
Equipment under operating leases	1,928	1,907
Goodwill	2,463	2,449
Other intangible assets, net	776	787
Deferred tax assets	1,000	937
Derivative assets	88	95
Other assets	1,832	1,740
Total Assets	47,264	45,547
LIABILITIES AND EQUITY
Debt	25,474	25,276
Trade payables	6,129	5,185
Deferred tax liabilities	98	84
Pension, postretirement and other postemployment benefits	2,328	2,276
Derivative liabilities	94	249
Other liabilities	8,661	8,005
Total Liabilities	42,784	41,075
Equity	4,457	4,451	4,428	4,843
Redeemable noncontrolling interest	23	21
Total Liabilities and Equity	47,264	45,547
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,085	4,649	4,330	4,551
Restricted cash	6
Trade receivables	626	596
Financing receivables	1,373	1,592
Inventories, net	6,767	5,396
Property, plant and equipment, net	6,792	6,395
Investments in unconsolidated subsidiaries and affiliates	3,008	2,886
Equipment under operating leases	31	17
Goodwill	2,309	2,296
Other intangible assets, net	763	772
Deferred tax assets	1,161	1,060
Derivative assets	83	98
Other assets	1,718	1,505
Total Assets	28,722	27,262
LIABILITIES AND EQUITY
Debt	7,468	7,691
Trade payables	6,020	5,042
Deferred tax liabilities	157	84
Pension, postretirement and other postemployment benefits	2,300	2,256
Derivative liabilities	91	239
Other liabilities	8,206	7,478
Total Liabilities	24,242	22,790
Equity	4,457	4,451
Redeemable noncontrolling interest	23	21
Total Liabilities and Equity	28,722	27,262
Financial Services [Member]
ASSETS
Cash and cash equivalents	516	368	$ 552	$ 833
Restricted cash	684	837
Trade receivables	54	58
Financing receivables	19,687	19,546
Inventories, net	198	213
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	181	153
Equipment under operating leases	1,897	1,890
Goodwill	154	153
Other intangible assets, net	13	15
Deferred tax assets	205	188
Derivative assets	16	8
Other assets	334	382
Total Assets	23,941	23,813
LIABILITIES AND EQUITY
Debt	20,127	20,061
Trade payables	137	180
Deferred tax liabilities	308	310
Pension, postretirement and other postemployment benefits	28	20
Derivative liabilities	14	21
Other liabilities	671	669
Total Liabilities	21,285	21,261
Equity	2,656	2,552
Total Liabilities and Equity	$ 23,941	$ 23,813